Major exchange rates (Tables)	12 Months Ended
Dec. 31, 2019
Effects Of Changes In Foreign Exchange Rates [Abstract]
Major exchange rates used in the financial statements
The following major exchange rates have been used in preparing the consolidated financial statements:

	closing rates			average rates
1 XXX = x,xxxx USD	December 31, 2019	December 31, 2018	December 31, 2017	2019	2018	2017
EUR	1.1234	1.1450	1.1993	1.1213	1.1838	1.1249
GBP	1.3204	1.2800	1.3517	1.2755	1.3374	1.2880